Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Provisions [abstract]
Non-current	$ 3,091	$ 11,478
Current	2,443	2,477
Total	$ 5,534	$ 13,955